Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of trade receivables	The following tables provide details related to Trade receivables as of December 31, 2020 and 2019, including trade receivables that are not overdue as specified in the payment terms and conditions established with Alcon's customers, as well as an analysis of overdue amounts, expected credit loss rates and related provisions for doubtful trade receivables:

	2020
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,137	(2)	1,135	0.2%
Past due for not more than one month	109	(1)	108	0.9%
Past due for more than one month but less than three months	67	(2)	65	3.0%
Past due for more than three months but less than six months	36	(2)	34	5.6%
Past due for more than six months but less than one year	31	(18)	13	58.1%
Past due for more than one year	49	(43)	6	87.8%
Total	1,429	(68)	1,361

	2019
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,135	(1)	1,134	0.1%
Past due for not more than one month	118	(1)	117	0.8%
Past due for more than one month but less than three months	81	(1)	80	1.2%
Past due for more than three months but less than six months	47	(2)	45	4.3%
Past due for more than six months but less than one year	21	(12)	9	57.1%
Past due for more than one year	36	(31)	5	86.1%
Total	1,438	(48)	1,390

Movement in the provision for doubtful trade receivables
The following table summarizes the movement in the provision for doubtful trade receivables:

($ millions)	2020	2019	2018
January 1	(48)	(54)	(77)
Transfers with former parent	—	—	4
Provisions for doubtful trade receivables charged to the consolidated income statement	(48)	(17)	(17)
Utilization of provisions for doubtful trade receivables	15	7	16
Reversal of provisions for doubtful trade receivables	14	15	16
Currency translation effects	(1)	1	4
December 31	(68)	(48)	(54)

Summary of trade receivables from closely monitored countries
The following table shows the gross trade receivables balance from these closely monitored countries as of December 31, 2020 and 2019, the amounts that are past due for more than one year and the related amount of the provisions for doubtful trade receivables that have been recorded:

($ millions)	2020	2019
Total balance of gross trade receivables from closely monitored countries	211	209
Past due for more than one year	14	10
Provisions for doubtful trade receivables	(15)	(13)

Summary of trade receivables by major currencies
Trade receivables include amounts denominated in the following major currencies:

($ millions)	2020	2019
US dollar (USD)	477	463
Euro (EUR)	214	243
Japanese yen (JPY)	168	168
Chinese yuan (CNY)	121	102
Indian rupee (INR)	30	33
Canadian dollar (CAD)	32	30
Australian dollar (AUD)	29	29
British pound (GBP)	21	24
Russian ruble (RUB)	28	34
South Korean won (KRW)	31	29
Other currencies	210	235
Total trade receivables, net	1,361	1,390